PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 93.4%
Asset-Backed Securities 19.5%
Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2022-01A, Class A, 144A	3.830%	08/21/28		100	$95,385
Collateralized Loan Obligations 18.3%
Anchorage Capital Europe CLO (Ireland), Series 1A, Class A2R, 144A	1.000	01/15/31	EUR	500	506,637
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.818(c)	10/20/31		250	246,069
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.720(c)	05/17/31		500	494,291
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.742(c)	10/15/30		247	244,082
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.978(c)	07/20/34		535	523,733
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888(c)	04/20/31		250	245,702
Jubilee CLO DAC (Ireland), Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.568(c)	04/15/31	EUR	250	258,150
KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.735(c)	07/18/30		448	444,606
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	6.038(c)	10/20/34		250	242,385
Series 2021-01A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.658(c)	10/20/34		250	243,870
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	6.045(c)	10/23/34		250	245,791
Series 2019-10A, Class BR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	6.715(c)	10/23/34		250	238,259

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.642%(c)	10/15/34	250	$237,912
				4,171,487
Consumer Loans 0.8%
Lendmark Funding Trust, Series 2021-02A, Class C, 144A	3.090	04/20/32	100	82,288
OneMain Financial Issuance Trust, Series 2021-01A, Class B, 144A	1.950	06/16/36	100	85,333
				167,621

Total Asset-Backed Securities (cost $4,602,125)				4,434,493
Commercial Mortgage-Backed Securities 10.1%
BANK, Series 2020-BN25, Class A4	2.399	01/15/63	600	520,472
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	6.609(c)	05/15/36	100	98,240
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	500	478,662
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A2	2.320	03/15/53	600	512,776
GS Mortgage Securities Trust, Series 2017-GS06, Class A2	3.164	05/10/50	287	269,502
Morgan Stanley Capital I Trust, Series 2021-L07, Class A4	2.322	10/15/54	500	411,507

Total Commercial Mortgage-Backed Securities (cost $2,673,934)				2,291,159
Corporate Bonds 35.2%
Aerospace & Defense 0.9%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	200	200,000

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.2%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125%	06/15/27	55	$55,593
Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	25	19,852
Sr. Unsec’d. Notes	5.291	12/08/46	165	136,707

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	60	59,775
				216,334
Banks 8.4%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	310	277,793
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	200	178,853
Citigroup, Inc., Sr. Unsec’d. Notes	2.666(ff)	01/29/31	270	232,345
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223(ff)	05/01/29	300	289,422
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	117,227
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	320	279,613

Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	380	329,485
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	200	178,369
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.122(ff)	01/26/34	25	25,313
				1,908,420
Building Materials 0.9%
Owens Corning, Sr. Unsec’d. Notes	3.950	08/15/29	220	208,839

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 2.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625%	06/01/28		200	$172,000
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		75	63,625
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116		100	79,657
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	100	86,514
Trustees of Boston University, Sec’d. Notes, Series CC	4.061	10/01/48		100	91,600
					493,396
Diversified Financial Services 0.5%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28		60	52,417
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		50	42,094
Gtd. Notes	5.375	11/15/29		30	26,260
					120,771
Electric 2.2%
Avangrid, Inc., Sr. Unsec’d. Notes	3.200	04/15/25		115	110,536
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	191,413
Kallpa Generacion SA (Peru), Sr. Unsec’d. Notes, 144A	4.875	05/24/26		200	193,225
					495,174
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25		25	23,608
Energy-Alternate Sources 0.7%
Azure Power Solar Energy Pvt. Ltd. (India), Sr. Sec’d. Notes, EMTN	5.650	12/24/24		200	167,000

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.8%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875%	04/30/28		200	$190,102
Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		15	12,807
Gtd. Notes, 144A	5.141	03/15/52		10	8,307
Gtd. Notes, 144A	5.391	03/15/62		5	4,162
					25,276
Foods 0.5%
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	100	89,018
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		25	22,372
					111,390
Forest Products & Paper 0.9%
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		200	199,940
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		55	51,834
Healthcare-Services 1.9%
Dartmouth-Hitchcock Health, Sec’d. Notes, Series B	4.178	08/01/48		100	84,808
HCA, Inc., Gtd. Notes	5.375	02/01/25		110	110,425
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50		100	74,305
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52		30	28,627
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52		25	24,798

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	01/15/30	50	$44,500
Texas Health Resources, Sr. Unsec’d. Notes	2.328	11/15/50	100	61,136
				428,599
Home Builders 1.6%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	110	101,652
M/I Homes, Inc., Gtd. Notes	3.950	02/15/30	85	71,507
Taylor Morrison Communities, Inc., Sr. Unsec’d. Notes, 144A	5.125	08/01/30	205	187,390
				360,549
Housewares 0.3%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	85	69,488
Insurance 0.4%
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	4.400	04/05/52	40	34,269
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	30	29,793
MetLife, Inc., Sr. Unsec’d. Notes	5.250	01/15/54	15	15,620
				79,682
Iron/Steel 0.4%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.250	01/15/31	90	81,150
Media 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	50	39,081
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	215	174,699

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900%	06/01/52		60	$40,812
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49		45	38,051
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		55	44,617
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	3.750	07/15/30	EUR	100	87,022
					424,282
Oil & Gas 2.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31		200	169,186
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		230	208,325

Chesapeake Energy Corp., Gtd. Notes, 144A	5.875	02/01/29		80	76,637
					454,148
Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27		45	44,239
Pharmaceuticals 0.6%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29		25	11,000
Gtd. Notes, 144A	5.250	01/30/30		25	10,875
Gtd. Notes, 144A	5.250	02/15/31		165	75,075

Viatris, Inc., Gtd. Notes	3.850	06/22/40		60	43,779
					140,729
Pipelines 0.5%
ONEOK, Inc., Gtd. Notes	4.450	09/01/49		140	113,779

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate 0.8%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27		200	$186,764
Real Estate Investment Trusts (REITs) 1.7%
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31		140	94,991
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31		25	19,985
Sun Communities Operating LP, Gtd. Notes	4.200	04/15/32		70	64,222
Welltower OP LLC, Gtd. Notes	3.100	01/15/30		125	109,461
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30		110	103,772
					392,431
Retail 0.4%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	4.200	04/01/30		15	14,501
Sr. Unsec’d. Notes	4.700	06/15/32		15	14,969

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31		60	52,384
					81,854
Semiconductors 0.3%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35		90	69,867
Software 0.3%
Autodesk, Inc., Sr. Unsec’d. Notes	2.400	12/15/31		90	75,519
Telecommunications 2.4%
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	100	101,696

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc., Gtd. Notes	4.375%	04/15/40	155	$140,482
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.500	09/18/30	375	303,207
				545,385

Total Corporate Bonds (cost $9,586,213)				8,016,142
Municipal Bonds 1.4%
Indiana 0.3%
Indiana Finance Authority, Taxable, Revenue Bonds	3.051	01/01/51	80	62,368
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	25	20,446
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	40	35,824
				56,270
Minnesota 0.1%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	25	23,454
Missouri 0.3%
Health & Educational Facilities Authority of the State of Missouri, Taxable, Revenue Bonds, Series A	3.229	05/15/50	100	81,621
Virginia 0.5%
University of Virginia, Taxable, Revenue Bonds, Series A	3.227	09/01/2119	165	105,508

Total Municipal Bonds (cost $445,003)				329,221

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 2.8%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.410%(c)	09/25/41	250	$224,078
Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.056(c)	07/25/28	387	387,132
Radnor Re Ltd., Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.960(c)	12/27/33	36	36,460

Total Residential Mortgage-Backed Securities (cost $674,472)				647,670
U.S. Government Agency Obligations 15.3%
Federal Home Loan Mortgage Corp.	3.000	01/01/52	238	216,554
Federal Home Loan Mortgage Corp.	5.000	06/01/52	103	103,532
Federal Home Loan Mortgage Corp.	5.500	07/01/52	172	174,609
Federal National Mortgage Assoc.	2.000	11/01/51	63	53,183
Federal National Mortgage Assoc.	2.500	TBA	750	656,623
Federal National Mortgage Assoc.	3.000	03/01/52	238	216,049
Federal National Mortgage Assoc.	3.500	TBA	250	234,438
Federal National Mortgage Assoc.	3.500	04/01/52	239	224,189
Federal National Mortgage Assoc.	4.000	04/01/52	235	226,564
Federal National Mortgage Assoc.	4.500	TBA	250	246,875
Federal National Mortgage Assoc.	4.500	06/01/52	389	384,026
Federal National Mortgage Assoc.	5.000	TBA	250	250,781
Government National Mortgage Assoc.	3.000	08/20/51	288	265,521
Government National Mortgage Assoc.	3.500	12/20/51	243	229,439

Total U.S. Government Agency Obligations (cost $3,473,766)				3,482,383
U.S. Treasury Obligations 9.1%
U.S. Treasury Bonds(k)	1.750	08/15/41	2,305	1,677,968
U.S. Treasury Bonds	2.500	05/15/46	115	92,377
U.S. Treasury Bonds	3.375	08/15/42	105	99,242
U.S. Treasury Strips Coupon	2.154(s)	05/15/43	455	206,065

Total U.S. Treasury Obligations (cost $2,646,167)				2,075,652

Total Long-Term Investments (cost $24,101,680)				21,276,720

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 10.4%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $2,375,010)	2,375,010	$2,375,010

TOTAL INVESTMENTS 103.8% (cost $26,476,690)		23,651,730
Liabilities in excess of other assets(z) (3.8)%		(876,255)

Net Assets 100.0%		$22,775,475

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	2 Year U.S. Treasury Notes	Mar. 2023	$4,318,617	$14,007
25	5 Year U.S. Treasury Notes	Mar. 2023	2,731,055	21,606
15	10 Year U.S. Treasury Notes	Mar. 2023	1,717,734	12,089
				47,702
Short Positions:
2	5 Year Euro-Bobl	Mar. 2023	255,045	5,038
1	10 Year Euro-Bund	Mar. 2023	148,744	5,410
4	10 Year U.S. Ultra Treasury Notes	Mar. 2023	484,813	(8,602)
5	20 Year U.S. Treasury Bonds	Mar. 2023	649,375	(20,382)
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	141,750	(2,432)
1	Euro Schatz Index	Mar. 2023	114,961	1,054
				(19,914)
				$27,788
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/02/23	BNP	GBP	187	$230,266	$230,324	$58	$—
Euro,
Expiring 02/02/23	JPM	EUR	907	987,875	986,146	—	(1,729)
				$1,218,141	$1,216,470	58	(1,729)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/02/23	MSI	GBP	187	$223,910	$230,324	$—	$(6,414)

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 03/02/23	BNP	GBP	187	$230,407	$230,455	$—	$(48)
Euro,
Expiring 02/02/23	TD	EUR	986	1,047,106	1,072,013	—	(24,907)
Expiring 03/02/23	JPM	EUR	907	989,691	987,793	1,898	—
				$2,491,114	$2,520,585	1,898	(31,369)
						$1,956	$(33,098)
Credit default swap agreements outstanding at January 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	1,310	$23,115	$9,438	$(13,677)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
GBP	310	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.427%	$(4,295)	$35,111	$39,406

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx USD Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.31%	BNP	06/20/23	(1,400)	$(9,468)	$—	$(9,468)
Total Return Benchmark Bond Index(T)††	1 Day USOIS -50bps(T)/ 3.83%	GSI	06/20/23	(414)	2,790	—	2,790
U.S. Treasury Bond(T)	1 Day USOIS +9bps(T)/ 4.420%	GSI	02/08/23	510	42,133	—	42,133
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 4.460%	JPM	02/10/23	500	45,278	—	45,278
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 4.460%	JPM	02/17/23	845	52,824	—	52,824
					$133,557	$—	$133,557
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
The following table represents the individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of January 31, 2023, termination date 06/20/2023:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$ 32,805,186	7.12%
Wells Fargo & Co.	34,230,900	27,009,498	5.86%
Morgan Stanley	27,871,800	22,542,714	4.89%
Goldman Sachs Group, Inc.	28,954,200	21,676,901	4.71%
Citigroup, Inc.	26,654,100	20,151,434	4.37%
AT&T, Inc.	24,354,000	18,331,668	3.98%
Verizon Communications, Inc.	20,024,400	15,805,565	3.43%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	15,018,982	3.26%
Comcast Corp.	19,889,100	14,020,228	3.04%
Oracle Corp.	15,559,500	12,324,107	2.68%
Apple, Inc.	16,236,000	11,772,671	2.56%
AbbVie, Inc.	10,282,800	9,296,472	2.02%
Microsoft Corp.	10,553,400	8,181,910	1.78%
CVS Health Corp.	9,200,400	7,952,693	1.73%
Amazon.com, Inc.	10,147,500	7,784,188	1.69%
UnitedHealth Group, Inc.	8,523,900	6,729,360	1.46%
Visa, Inc.	9,335,700	6,013,556	1.31%
Shell International Finance BV	6,900,300	5,466,275	1.19%
The Walt Disney Co.	6,494,400	5,375,441	1.17%
Home Depot, Inc.	7,982,700	5,288,426	1.15%
Intel Corp.	7,441,500	5,274,926	1.15%
T-Mobile USA, Inc.	7,035,600	5,201,646	1.13%
ExxonMobil Corp.	6,223,800	5,138,196	1.12%
Broadcom, Inc.	6,629,700	5,040,795	1.09%
Pfizer, Inc.	6,494,400	4,772,201	1.04%
Amgen, Inc.	6,765,000	4,685,734	1.02%
Telefonica Emisiones, S.A.U.	5,412,000	4,677,013	1.02%
Bristol-Myers Squibb Co.	6,494,400	4,461,622	0.97%
General Motors Co.	4,870,800	4,393,813	0.95%
Cigna Corp.	5,547,300	4,287,362	0.93%
Raytheon Technologies Corp.	5,682,600	4,077,313	0.89%
Intercontinental Exchange, Inc.	5,547,300	4,024,871	0.87%
Enterprise Products Operating LLC	5,412,000	4,008,263	0.87%
B.A.T. Capital Corp.	5,547,300	3,986,969	0.87%
PepsiCo, Inc.	4,464,900	3,976,831	0.86%
Pacific Gas & Electric Co.	4,600,200	3,859,365	0.84%
Gilead Sciences, Inc.	5,276,700	3,736,199	0.81%
Altria Group, Inc.	5,412,000	3,720,078	0.81%
Johnson & Johnson	5,276,700	3,634,734	0.79%
Vodafone Group PLC	4,194,300	3,549,727	0.77%
McDonald’s Corp.	3,788,400	3,443,109	0.75%
Coca-Cola Co.	4,194,300	3,337,150	0.72%
BP Capital Markets America, Inc.	4,194,300	3,208,448	0.70%

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
Anthem, Inc.	3,788,400	3,106,499	0.67%
FedEx Corp.	3,111,900	3,092,983	0.67%
American International Group, Inc.	3,111,900	2,847,234	0.62%
Simon Property Group, Inc.	3,382,500	2,730,263	0.59%
MidAmerican Energy Co.	3,788,400	2,693,439	0.58%
IBM Corp.	3,788,400	2,691,505	0.58%
Union Pacific Corp.	3,653,100	2,684,387	0.58%
		$389,889,950
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).